SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Disclosure of operating segments

	Year ended December 31, 2022
	(In thousands of US$)
	Mexico	South America	North America	Central America	Europe & Africa	Israel	APAC	Operative Locations	Remote Year	Adjustments	Total Consolidated
Rooms
Revenue	15,919	25,013	14,660	17,358	15,269	17,505	2,256	107,979	—	623	108,602
Gross Operating Profit / (Loss)	7,083	8,893	3,731	6,740	4,338	4,084	571	35,441	—	—	35,441

Food & Beverage
Revenue	11,400	9,026	5,448	12,859	4,542	6,678	622	50,576	—	(384)	50,192
Gross Operating Profit / (Loss)	(1,045)	(727)	(2,384)	(517)	(1,300)	(1,909)	(244)	(8,126)	—	—	(8,126)

Other
Revenue	2,446	4,043	1,095	5,891	1,442	1,032	192	16,140	10,422	(1,421)	25,141
Gross Operating Profit / (Loss)	1,446	2,174	1,089	1,858	1,073	196	170	8,006	(2,915)	—	5,091

All Selina products
Revenue	29,764	38,081	21,203	36,108	21,253	25,215	3,070	174,695	10,422	(1,182)	183,935
Gross Operating Profit / (Loss)	7,483	10,341	2,437	8,080	4,111	2,372	497	35,320	(2,915)	—	32,405
Unit Level EBITDAR	7,954	9,113	192	8,665	3,986	1,779	332	32,021	(2,915)	—	29,106
Rent	(4,779)	(9,947)	(6,961)	(4,130)	(8,092)	(4,402)	(410)	(38,721)	—	—	(38,721)
Unit-Level Operating Profit / (Loss)	3,175	(835)	(6,769)	4,536	(4,106)	(2,623)	(78)	(6,700)	(2,915)	—	(9,615)
Rent add-back											38,721
Pre-opening Expenses											(7,493)
Corporate Overhead											(37,862)
Non-Cash compensation expense											(6,886)
Non-recurring public company readiness cost											(7,585)
Provision for tax risks (non-income tax related)											(2,084)
Depreciation and amortization											(32,964)
Impairment and write-off of non-current assets											(12,695)
Government grants											1,739
Finance income / (expense), net											(48,230)
Share Listing Expense											(74,426)
Non operational income											5,743
Income Tax											(4,442)
Net Operating Income/(Loss)											(198,082)

	Year ended December 31, 2021 - Re-casted
	(In thousands of US$)
	Mexico	South America	North America	Central America	Europe & Africa	Israel	APAC	Operative Locations	Remote Year	Adjustments	Total Consolidated
Rooms
Revenue	10,264	10,121	6,576	11,250	7,673	4,407	3	50,293	—	1,042	51,335
Gross Operating Profit / (Loss)	4,128	2,078	1,505	3,887	862	784	(5)	13,239	—	—	13,239

Food & Beverage
Revenue	10,093	4,626	4,576	8,161	2,137	1,818	—	31,410	—	(49)	31,361
Gross Operating Profit / (Loss)	(694)	(1,157)	(1,665)	(329)	(664)	(756)	—	(5,264)	—	—	(5,264)

Other
Revenue	1,552	2,455	483	3,289	1,732	398	—	9,909	4,522	(4,390)	10,041
Gross Operating Profit / (Loss)	841	1,719	480	1,330	1,532	77	—	5,979	(1,375)	—	4,604

All Selina products
Revenue	21,909	17,202	11,635	22,699	11,541	6,624	3	91,613	4,522	(3,397)	92,737
Gross Operating Profit / (Loss)	4,275	2,641	320	4,888	1,730	106	(5)	13,955	(1,375)	—	12,579
Unit Level EBITDAR	4,081	1,391	(1,428)	4,626	1,353	15	(5)	10,033	(1,375)	—	8,657
Rent	(5,470)	(6,586)	(4,194)	(3,401)	(6,158)	(2,176)	—	(27,985)	—	—	(27,985)
Unit Level Operating Profit / (Loss)	(1,390)	(5,194)	(5,622)	1,225	(4,805)	(2,160)	(5)	(17,952)	(1,375)	—	(19,327)
Rent add-back											27,985
Pre-opening Expenses											(5,814)
Corporate Overhead											(30,678)
Non-Cash compensation expense											(6,224)
Non-recurring public company readiness cost											(3,347)
Provision for tax risks (non-income tax related)											(3,486)
Depreciation and amortization											(31,235)
Impairment and write-off of non-current assets											(11,153)
Government grants											2,099
Finance income / (expense), net											(102,824)
Non operational income											1,126
Income Tax											(2,844)
Net Operating Income/(Loss)											(185,723)

	Year ended December 31, 2020 - Re-casted
	(In thousands of US$)
	Mexico	South America	North America	Central America	Europe & Africa	Israel	APAC	Operative Locations	Remote Year	Adjustments	Total Consolidated
Rooms
Revenue	4,215	6,485	2,254	5,354	2,713	439	—	21,459	—	1,338	22,797
Gross Operating Profit / (Loss)	(508)	485	(742)	828	(1,025)	7	—	(956)	—	—	(956)

Food & Beverage
Revenue	1,335	2,453	350	3,332	1,978	231	—	9,678	—	261	9,939
Gross Operating Profit / (Loss)	(693)	(1,543)	(490)	(916)	(1,122)	(158)	—	(4,922)	—	—	(4,922)

Other
Revenue	835	1,624	621	1,491	1,302	6	—	5,880	—	(3,455)	2,425
Gross Operating Profit / (Loss)	637	1,101	619	549	1,190	1	—	4,096	—	—	4,096

All Selina products
Revenue	6,385	10,561	3,225	10,176	5,993	676	—	37,016	—	(1,856)	35,161
Gross Operating Profit	(565)	43	(613)	461	(958)	(150)	—	(1,783)	—	—	(1,783)
Unit Level EBITDAR	(1,538)	(1,663)	(2,644)	12	(1,795)	(195)	—	(7,823)	—	—	(7,823)
Rent	(5,114)	(5,013)	(3,574)	(2,236)	(4,551)	(271)	—	(20,760)	—	—	(20,760)
Unit Level Operating Profit / (Loss)	(6,652)	(6,676)	(6,219)	(2,224)	(6,347)	(466)	—	(28,583)	—	—	(28,583)
Rent add-back											20,760
Pre-opening Expenses											(3,894)
Corporate Overhead											(33,426)
Non-Cash compensation expense											(2,397)
Depreciation and amortization											(21,612)
Impairment and write-off of non-current assets											(19,731)
Government grants											1,437
Income from COVID-related concessions											2,854
Finance income / (expense), net											(54,660)
Non operational income											2,214
Income Tax											(2,265)
Net Operating Income/(Loss)											(139,303)